Share-based Payments	12 Months Ended
Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based Payments
Share-based Payments
Takeda maintains certain share-based compensation payment plans for the benefit of its directors and certain of its employees. Takeda recorded total compensation expense related to its share-based payment plans of 17,414 million JPY, 22,172 million JPY, and 18,787 million JPY for the years ended March 31, 2017, 2018 and 2019, respectively, in its consolidated statements of income.
Equity-settled Plans
Stock Options
Takeda had maintained a stock option plan under which it granted awards to members of the board, corporate officer, and senior management through the year ended March 31, 2014. There were no stock options granted during the years presented in these financial statements and all previously granted awards are fully vested. These awards generally vested three years after the grant date. The stock options are exercisable for 10 years after the grant date for options held by directors and 20 years for options held by corporate officers and senior management. The individual must be either a director of the Company or an employee of Takeda to exercise the options, unless the individual retired due to the expiration of their term of office, mandatory retirement or other acceptable reasons.
The total compensation expense recognized related to the stock option was 63 million JPY during the year ended March 31, 2017. There was no compensation expense during the years ended March 31, 2018 or 2019 as all awards were fully vested.
The following table summarizes the stock option activities:

	For the Year Ended March 31
	2017		2018		2019
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	4,258,000	¥3,920	4,020,900	¥4,026	3,403,800	¥4,054
Exercised	(237,100)	2,121	(617,100)	3,876	(14,600)	3,721
As of end of the year	4,020,900	4,026	3,403,800	4,054	3,389,200	4,055

All of the stock options were exercisable as of March 31, 2017, 2018, and 2019.
The weighted-average share price at the date of exercise was 4,939 JPY, 5,965 JPY and 4,679 JPY during the year ended March 31, 2017, 2018 and 2019, respectively. The weighted-average exercise price and weighted-average remaining contractual life of the share options outstanding were 4,026 JPY and 15 years, 4,054 JPY and 14 years, and 4,055 JPY and 13 years, as of March 31, 2017, 2018 and 2019, respectively.
Stock Incentive Plans
Takeda has two stock-based incentive compensation plans for its directors and members of senior management, including the following:
Board incentive plan (BIP) -The BIP is a stock-based incentive plan for directors of the Company whereby Restricted Share and Performance Share awards are granted to the directors. Each award is settled in a single share of stock of the Company. Under the BIP, Restricted Shares vest one third each year over a three-year period and Performance Shares vest three years from the date of grant. The settlement of the awards is based on stock price, foreign exchange rates (in countries other than Japan), and company dividends. Performance shares are also based on the achievement of certain performance criteria, which are established at the grant date, including, among others, accumulated revenue, operating free cash flow, earnings per share and R&D goals, which are transparent and objective indicators. Takeda, through a wholly owned trust, buys shares of the Company in the market on the grant date, and uses these shares to settle the awards. The number of shares the individual receives (either through physical settlement or cash) is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals in Japan. For individuals outside of Japan the trust sells the share the individual is eligible to receive and pays the cash to the individual.
Employee Stock Ownership Plan (ESOP) - The ESOP is a stock-based incentive plan for senior management whereby awards are granted to the employees. Each award is settled in a single share of stock of the Company. The vesting of the awards under this plan is the same as the BIP for certain members of senior management with the remainder of the employees’ awards vesting one third each year over a three-year period. The settlement of the awards is based on stock price, foreign exchange rates (in countries other than Japan), and company dividends. Performance shares, are also based on the achievement of certain performance criteria, which are established at the grant date including, among others, accumulated revenue, operating free cash flow, earnings per share and targeted R&D goals, which are transparent and objective indicators. Takeda, through wholly owned trust, buys shares of the Company in the market on the grant date and uses these shares to settle the awards. The number of shares the individual receives (either through physical settlement or cash) is based on the achievement of the performance criteria and vesting of the award. The trust settles the awards through the issuance of shares to individuals in Japan. For individuals outside of Japan the trust sells the share the individual is eligible to receive and pays cash to the individual.
The total compensation expense recognized related to these plans was 15,322 million JPY, 18,610 million JPY and 20,084 million JPY during the years ended March 31, 2017, 2018 and 2019, respectively.
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2017	2018	2019
BIP:
Weighted average fair value at grant date	¥4,664	¥5,709	¥4,631
ESOP:
Weighted average fair value at grant date	4,438	5,709	4,678

The grant date fair value was calculated using the Company's share price on the grant date as it was determined to be approximately the same as the fair value of the awards.
The following table summarizes the award activity related to the stock incentive plans (number of awards):

	For the Year Ended March 31
	2017		2018		2019
	ESOP	BIP	ESOP	BIP	ESOP	BIP
At beginning of the year	4,809,442	281,154	6,471,104	414,933	6,891,762	433,260
Granted	4,328,364	192,818	3,944,938	188,695	5,021,627	252,647
Forfeited/expired before vesting	(849,886)	—	(602,245)	—	(781,033)	(17,832)
Settled	(1,816,816)	(59,039)	(2,922,035)	(170,368)	(3,192,681)	(182,843)
At end of the year	6,471,104	414,933	6,891,762	433,260	7,939,675	485,232

There were no exercisable shares as of March 31, 2017, 2018, and 2019. The weighted average remaining contractual life of the outstanding awards was one year as of each year end for both the BIP and the ESOP plans.
Liability Settled Awards
Takeda has a phantom stock appreciation rights (PSARs) plan and a restricted stock units (RSUs) plan for certain of its employees. The value of these awards is linked to share price of the Company and are settled in cash. The total compensation expense recorded associated with these plans was 2,029 million JPY and 3,562 million JPY during the years ended March 31, 2017 and 2018. A reversal of total compensation expense of 1,297 million JPY was recorded during the year ended March 31, 2019. The total liability reflected in the consolidated statements of financial position as of March 31, 2018 and 2019, is 4,872 million JPY and 2,597 million JPY, respectively.
Phantom stock appreciation rights (PSARs)
The PSARs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted and can be exercised for a period of ten years from the end of the fiscal year during which the awards were granted. The awards are settled through a cash payment to the holder based on the difference between the share price of the Company at the date of exercise, and the share price at the date of grant.
The following table summarizes the award activity related to the PSARs:

	For the Year Ended March 31
	2017		2018		2019
	Number of PSARs	Weighted Average Exercise Price (JPY)	Number of PSARs	Weighted Average Exercise Price (JPY)	Number of PSARs	Weighted Average Exercise Price (JPY)
As of beginning of the year	10,257,155	¥5,063	9,282,080	¥5,017	4,584,937	¥4,650
Granted	—	—	—	—	—	—
Forfeited before vesting	—	—	—	—	—	—
Exercised	(618,494)	4,706	(4,335,961)	5,072	(214,296)	4,428
Forfeited/expired after vesting	(356,581)	5,012	(361,182)	5,505	(195,294)	4,940
As of end of the year	9,282,080	5,017	4,584,937	4,650	4,175,347	4,849

All PSARs were exercisable as of March 31, 2017, 2018, and 2019.
Restricted stock units (RSUs)
The RSUs vest one third each year over a three-year period from the end of the fiscal year during which the awards were granted. The RSUs are settled upon vesting based on the share price at the vesting date plus any dividends paid on shares during the vesting period. There is no exercise price payable by the holder.
The following table summarizes the award activity related to the RSUs (number of RSUs):

	For the Year Ended March 31
	2017	2018	2019
As of the beginning of the year	1,220,234	448,286	398,479
Granted	255,116	254,710	279,436
Forfeited/expired before vesting	(148,502)	(82,388)	(92,829)
Settled	(878,562)	(222,129)	(183,933)
As of the end of the year	448,286	398,479	401,153

There are no exercisable balances as of March 31, 2017, 2018, and 2019. The total intrinsic value of vested cash-settled share-based payments was 2,442 million JPY as of March 31, 2018. There was no intrinsic value of vested cash-settled share-based payments as of March 31, 2019.